Expense Example {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery Fund - AMCIZ PRO-11 - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund: Class A
Expense Example:
1 year	$ 723
3 years	1,033
5 years	1,366
10 years	2,304
Fidelity Advisor Emerging Markets Discovery Fund: Class M
Expense Example:
1 year	529
3 years	905
5 years	1,306
10 years	2,423
Fidelity Advisor Emerging Markets Discovery Fund: Class C
Expense Example:
1 year	335
3 years	724
5 years	1,240
10 years	2,656
Fidelity Advisor Emerging Markets Discovery Fund: Class I
Expense Example:
1 year	126
3 years	393
5 years	681
10 years	1,500
Fidelity Advisor Emerging Markets Discovery Fund: Class Z
Expense Example:
1 year	111
3 years	347
5 years	601
10 years	$ 1,329